Commitments	12 Months Ended
Dec. 31, 2024
Commitments [Abstract]
Commitments
23.	Commitments

Operating lease commitments - where the Group is a lessor

The Group leases vessels to non-related parties under non-cancellable operating lease agreements. The Group classifies these leases as operating leases as the Group retains substantially all risks and rewards incidental to ownership of the leased assets. In 2024, the Group recognised estimated lease revenue of US$92.2 million (2023: US$94.1 million, 2022: US$48.3 million) and non-lease revenue of US$40.3 million (2023: US$40.4 million, 2022: US$25.5 million) as part of time charter revenue (Note 4).

The undiscounted lease payments under operating leases to be received after 31 December are analysed as follows:

	2024 US$’000	2023 US$’000	2022 US$’000
Less than one year	110,715	87,459	65,878
One to two years	42,329	25,830	11,712
Two to five years	9,348	8,960	20,640
	162,392	122,249	98,230
Newbuild commitments

The Group has equity interests in joint ventures and is obliged to provide its share of working capital for the joint ventures’ newbuild programme through either equity contributions or shareholder’s loans. The commitments may not be utilised by the joint ventures.

The future minimum capital contributions to be made at the balance sheet date but not yet recognised are as follows:

	2024 US$’000	2023 US$’000	2022 US$’000
Less than one year	52,917	28,394	83,450
One to two years	16,778	58,079	—
Two to five years	—	19,360	—
	69,695	105,833	83,450